UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

February 28, 2019

NJS-QTLY-0419
1.814343.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 36.9%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.98% 3/7/19, VRDN (a)(b)	$2,600,000	$2,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.83% 3/7/19, VRDN (a)	400,000	400,000
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	300,000	300,000
		3,300,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.93% 3/7/19, VRDN (a)(b)	1,800,000	1,800,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.88% 3/7/19, VRDN (a)(b)	500,000	500,000
Delaware, New Jersey - 2.8%
Delaware River & Bay Auth. Rev. Series 2008, 1.52% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(b)	1,200,000	1,200,000
Series 2003 B, 1.98% 3/7/19, VRDN (a)(b)	100,000	100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.84% 3/7/19, VRDN (a)	1,700,000	1,700,000
		3,000,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2% 3/7/19, VRDN (a)	600,000	600,000
St Marys Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.95% 3/7/19, VRDN (a)	1,600,000	1,600,000
		2,200,000
Kentucky - 0.0%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.85% 3/7/19, VRDN (a)(b)	200,000	200,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	800,000	800,000
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	400,000	400,000
		1,200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.98% 3/7/19, VRDN (a)(b)	1,500,000	1,500,000
New Jersey - 25.6%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.7% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.73% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	7,995,000	7,995,000
(Cooper Health Sys. Proj.) Series 2008 A, 1.69% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.71% 3/7/19, LOC Bank of America NA, VRDN (a)	21,280,000	21,280,000
Series 2008 C, 1.71% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	12,400,000	12,400,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.71% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	25,750,000	25,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.72% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	4,480,000	4,480,000
(Virtua Health Proj.):
Series 2009 B, 0.9% 3/1/19, LOC JPMorgan Chase Bank, VRDN (a)	400,000	400,000
Series 2009 C, 0.91% 3/1/19, LOC JPMorgan Chase Bank, VRDN (a)	500,000	500,000
Series 2009 D, 1.51% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	22,030,000	22,030,000
Series 2009 E, 1.51% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	505,000	505,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 1.67% 3/7/19, LOC Citibank NA, VRDN (a)(b)	34,220,000	34,220,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 1.76% 3/7/19, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
		173,960,000
New York And New Jersey - 5.7%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.82% 4/1/19, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 1.82% 4/1/19, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1995 3, 1.82% 4/1/19, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 1.82% 4/1/19, VRDN (a)(b)(c)	10,500,000	10,500,000
		38,500,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.93% 3/7/19, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.98% 3/7/19, VRDN (a)(b)	100,000	100,000
Series A, 1.95% 3/7/19, VRDN (a)(b)	200,000	200,000
		300,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.98% 3/7/19, VRDN (a)(b)	50,000	50,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.83% 3/7/19, VRDN (a)(b)	2,100,000	2,100,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.9% 3/7/19, VRDN (a)(b)	1,500,000	1,500,000
		3,600,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.83% 3/7/19, VRDN (a)(b)	1,150,000	1,150,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $251,060,000)		251,060,000

Tender Option Bond - 25.4%
California - 1.0%
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,000,000	1,000,000
Dignity Health Participating VRDN Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,900,000	4,900,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	600,000	600,000
		6,500,000
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	95,000	95,000
New Jersey - 19.6%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 09 49, 1.78% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	13,230,000	13,230,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 1.78% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,275,000	4,275,000
Series Floaters XG 02 22, 1.73% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	1,530,000	1,530,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,400,000	5,400,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	12,385,000	12,385,000
Series Floaters XF 23 93, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,000,000	6,000,000
Series Floaters XG 01 68, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,350,000	9,350,000
Series Floaters XL 00 52, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,200,000	2,200,000
Series Floaters XX 10 91, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,600,000	4,600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 1.77% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335,000	4,335,000
Series 15 XF0149, 1.7% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	1,570,000	1,570,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)	9,100,000	9,100,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XG 02 00, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,590,000	5,590,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,715,000	9,715,000
Series Floaters XG 02 05, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,000,000	3,000,000
Series Floaters XG 02 24, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	9,000,000	9,000,000
Series Floaters XX 10 93, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,500,000	8,500,000
Ocean County Gen. Oblig. Participating VRDN Series Floaters XF 27 07, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(d)	1,500,000	1,500,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,260,000	4,260,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(d)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 1.81% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		133,250,000
New York And New Jersey - 4.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0407, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,000,000	1,000,000
Series 16 ZF0367, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 1.79% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XF 06 83, 1.81% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	600,000	600,000
Series Floaters XF 24 88, 1.79% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)	800,000	800,000
Series Floaters XL 00 63, 1.79% 3/5/19 (Liquidity Facility Citibank NA) (a)(b)(d)	855,500	855,500
Series Floaters XM 06 16, 1.79% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)	4,800,000	4,800,000
Series Floaters YX 10 34, 1.82% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series MS 3321, 1.77% 3/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	3,305,000	3,305,000
Series ROC 14086, 1.79% 3/7/19 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
		32,770,500
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $172,715,500)		172,715,500

Other Municipal Security - 32.5%
Guam - 0.2%
Guam Gov't. Ltd. Oblig. Rev. Bonds Series 2009 A, 5.625% 12/1/19 (Pre-Refunded to 12/1/19 @ 100)	1,565,000	1,611,117
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	400,000	400,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.99%, tender 9/26/19 (a)(e)	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.6% tender 3/18/19, CP mode (b)	2,600,000	2,600,000
1.9% tender 3/27/19, CP mode (b)	900,000	900,000
Series 1990 A1, 1.88% tender 3/5/19, CP mode (b)	2,000,000	2,000,000
		5,500,000
New Jersey - 26.6%
Avalon Borough Gen. Oblig. BAN Series 2019, 3% 2/14/20	6,865,000	6,931,472
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	3,700,000	3,736,675
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	3,700,000	3,719,562
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	2,700,000	2,722,293
Camden County BAN Series 2018 A, 3% 10/23/19	7,300,000	7,343,922
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	9,605,000	9,642,762
Cranbury Township Gen. Oblig. BAN Series 2018, 2.75% 5/23/19	1,572,152	1,574,642
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	6,500,000	6,524,119
Fairfield Township BAN Series 2018:
3% 6/12/19	5,700,000	5,718,000
3.5% 12/3/19	4,297,631	4,336,190
Fairview Gen. Oblig. BAN Series 2018, 3% 8/30/19	2,535,000	2,547,767
Haddonfield BAN Series 2018, 2.75% 6/21/19	3,600,000	3,608,603
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	9,026,340	9,054,832
Hoboken Gen. Oblig. BAN Series 2019 A, 3% 3/5/20 (f)	3,215,000	3,248,018
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	4,047,019	4,051,668
3% 4/5/19	2,258,144	2,260,531
Jackson Township Gen. Oblig. BAN Series 2019 A, 3.25% 2/13/20	4,000,000	4,045,322
Montclair Township Gen. Oblig. BAN Series 2018, 3.5% 11/1/19	3,850,800	3,885,203
Morristown Gen. Oblig. BAN Series 2019, 3% 5/21/19	4,530,240	4,540,518
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	8,800,000	8,801,319
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	23,450,000	23,450,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds Series 2015 1A, 5% 12/1/19 (b)	1,750,000	1,783,234
North Caldwell Gen. Oblig. BAN Series 2018, 3% 10/22/19	5,538,254	5,568,610
Oradell BAN Series 2018, 3% 4/5/19	6,337,400	6,344,200
Point Pleasant Beach Gen. Oblig. BAN Series 2018, 2.75% 8/2/19	6,011,308	6,032,442
Somerset County Gen. Oblig. BAN Series 2018, 3% 9/16/19	10,600,000	10,661,196
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	3,400,000	3,409,840
Springfield Township Gen. Oblig. BAN:
Series 2018:
3% 8/2/19	6,500,000	6,530,415
3.5% 11/1/19	2,600,000	2,622,037
Series 2019, 3% 9/27/19	4,900,000	4,924,566
Stone Hbr. BAN Series 2018, 3% 11/1/19	4,497,000	4,523,895
Verona Township Gen. Oblig. BAN Series 2019, 3% 3/6/20	3,400,000	3,433,558
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	3,737,455	3,750,622
		181,328,033
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	900,000	900,130
New York And New Jersey - 4.6%
Port Auth. of New York & New Jersey:
Series A:
1.48% 3/21/19, CP (b)	3,000,000	3,000,000
1.82% 5/1/19, CP (b)	6,000,000	6,000,000
1.84% 3/7/19, CP (b)	3,700,000	3,700,000
1.85% 5/9/19, CP (b)	3,000,000	3,000,000
1.85% 5/16/19, CP (b)	9,000,000	9,000,000
Series B:
1.75% 4/17/19, CP	3,070,000	3,070,000
1.77% 3/6/19, CP	3,300,000	3,300,000
		31,070,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	600,000	600,104
TOTAL OTHER MUNICIPAL SECURITY
(Cost $221,509,384)		221,509,384
	Shares	Value

Investment Company - 5.6%
Fidelity Municipal Cash Central Fund, 1.78% (g)(h)
(Cost $38,407,076)	38,404,729	38,407,076
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $683,691,960)		683,691,960
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,896,961)
NET ASSETS - 100%		$680,794,999

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,500,000 or 5.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 1.82% 4/1/19, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.82% 4/1/19, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.82% 4/1/19, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.82% 4/1/19, VRDN	8/9/02	$10,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$259,382
Total	$259,382

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

February 28, 2019

CTM-QTLY-0419
1.814096.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.5%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.98% 3/7/19, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.7%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.93% 3/7/19, VRDN (a)(b)	3,500,000	3,500,000
Connecticut - 46.2%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 1.75% 3/7/19, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.9% 3/7/19, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 1.85% 3/7/19, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.83% 3/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	32,090,000	32,090,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.78% 3/7/19, LOC Bank of America NA, VRDN (a)	13,800,000	13,800,000
(Hamden Hall Country Day School Proj.) Series A, 1.85% 3/7/19, LOC RBS Citizens NA, VRDN (a)	14,725,000	14,725,000
(Trinity College Proj.) Series L, 1.75% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	8,015,000	8,015,000
(Wesleyan Univ. Proj.) Series H, 1.71% 3/7/19, VRDN (a)	7,155,000	7,155,000
Series 2007 D, 1.78% 3/7/19, LOC Bank of America NA, VRDN (a)	9,005,000	9,005,000
Series 2011 A, 1.77% 3/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,755,000	1,755,000
Series 2011 B, 1.75% 3/7/19, LOC Bank of America NA, VRDN (a)	16,500,000	16,500,000
Series 2013 O, 1.76% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	6,650,000	6,650,000
Series 2014 C, 1.76% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	2,745,000	2,745,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 1.76% 3/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	7,115,000	7,115,000
Series 2010, 1.77% 3/7/19, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,400,000	3,400,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.82% 3/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	6,255,000	6,255,000
Series D 3, 1.79% 3/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	17,015,000	17,015,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.72% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	22,915,000	22,915,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 1.78% 3/7/19, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,680,000
		221,415,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.92% 3/7/19, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.98% 3/7/19, VRDN (a)(b)	1,400,000	1,400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.84% 3/7/19, VRDN (a)	800,000	800,000
		2,800,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2% 3/7/19, VRDN (a)	400,000	400,000
St Marys Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.95% 3/7/19, VRDN (a)	1,100,000	1,100,000
		1,500,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.85% 3/7/19, VRDN (a)(b)	1,200,000	1,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	400,000	400,000
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	300,000	300,000
		700,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.98% 3/7/19, VRDN (a)(b)	1,200,000	1,200,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.8% 3/7/19, VRDN (a)(b)	200,000	200,000
Series 2016 E, 1.9% 3/7/19, VRDN (a)(b)	100,000	100,000
		300,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.93% 3/7/19, VRDN (a)(b)	300,000	300,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.98% 3/7/19, VRDN (a)(b)	100,000	100,000
Series A, 1.95% 3/7/19, VRDN (a)(b)	100,000	100,000
		200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.83% 3/7/19, VRDN (a)(b)	900,000	900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.9% 3/7/19, VRDN (a)(b)	900,000	900,000
		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $236,815,000)		236,815,000

Tender Option Bond - 24.4%
California - 0.7%
Dignity Health Participating VRDN Series DBE 80 11, 1.94% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,000,000	3,000,000
Connecticut - 23.7%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.84% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,000,000	8,000,000
Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	24,000,000	24,000,000
Series Floaters 016, 1.78% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,600,000	10,600,000
Series Floaters G66, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,400,000	5,400,000
Series Floaters XM 07 07, 1.8% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,440,000	2,440,000
Series Floaters YX 10 95, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,425,000	2,425,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.78% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Series Floaters XG 02 04, 1.77% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,130,000	3,130,000
Series Floaters XM 04 49, 1.77% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 1.77% 3/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 1.82% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,510,000	6,510,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.8% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,000,000	6,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 1.82% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,986
		113,599,986
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	100,000	100,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $116,799,986)		116,799,986

Other Municipal Security - 19.8%
Connecticut - 18.7%
Connecticut Gen. Oblig. Bonds:
Series 2011 C, 2.84% 5/15/19 (a)(e)	1,000,000	1,001,766
Series 2012 A, SIFMA Municipal Swap Index + 1.100% 2.84% 4/15/19 (a)(e)	2,025,000	2,026,474
Series 2012 D, 2.66% 9/15/19 (a)(e)	4,000,000	4,011,197
Series 2013 A, 2.29% 3/1/19 (a)(e)	2,500,000	2,500,000
Series 2013 C, 5% 7/15/19	1,500,000	1,515,446
Series 2013 D, 2.62% 8/15/19 (a)(e)	1,350,000	1,352,584
Series 2014 B, 2.23% 3/1/19 (a)(e)	4,750,000	4,750,000
Series 2014 H, 5% 11/15/19	2,000,000	2,039,630
Series 2018 A, 5% 4/15/19	5,800,000	5,821,849
Series 2018 B, 5% 4/15/19	5,800,000	5,821,849
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series K, 4% 11/1/19	1,620,000	1,641,596
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 B, 5% 10/1/19	1,500,000	1,524,729
East Haddam Gen. Oblig. BAN Series 2018, 2.5% 6/6/19	5,400,000	5,408,078
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	5,500,000	5,520,102
Enfield Gen. Oblig. BAN Series 2018, 2.75% 8/7/19	1,025,000	1,028,314
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	5,300,000	5,333,510
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	5,300,000	5,332,819
Reg'l. School District # 14 Woodbury & Bethlehem BAN Series 2018, 3% 7/24/19	630,000	632,731
Rocky Hill Gen. Oblig. BAN Series 2018:
3% 7/30/19	6,000,000	6,030,824
4% 7/30/19	3,575,000	3,605,482
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2016 A, 5% 3/15/19	1,000,000	1,001,153
Series 2018 A, 5% 4/15/19	1,000,000	1,003,787
Wallingford Ct BAN Series 2018, 2.5% 3/27/19	5,000,000	5,002,283
Windham Gen. Oblig. BAN:
Series 2018, 2.25% 3/7/19	5,400,000	5,400,175
Series 2019, 3% 8/21/19 (f)	4,800,000	4,822,944
Wolcott Gen. Oblig. BAN Series 2018, 3.25% 11/7/19	5,300,000	5,336,364
		89,465,686
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	300,000	300,000
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992, 1.85% tender 3/27/19, CP mode	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.6% tender 3/18/19, CP mode (b)	1,800,000	1,800,000
1.9% tender 3/27/19, CP mode (b)	600,000	600,000
Series 1990 A1, 1.88% tender 3/5/19, CP mode (b)	1,300,000	1,300,000
		3,700,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	600,000	600,084
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	500,000	500,086
TOTAL OTHER MUNICIPAL SECURITY
(Cost $94,665,856)		94,665,856
	Shares	Value

Investment Company - 6.7%
Fidelity Municipal Cash Central Fund, 1.78% (g)(h)
(Cost $32,222,570)	32,219,514	32,222,570
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $480,503,412)		480,503,412
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,678,286)
NET ASSETS - 100%		$478,825,126

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000,000 or 5.0% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 3/2/18	$24,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$92,013
Total	$92,013

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

February 28, 2019

SNJ-QTLY-0419
1.814103.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.2%
	Principal Amount	Value
Alabama - 0.7%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.83% 3/7/19, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 1.83% 3/7/19, VRDN (a)	500,000	500,000
		3,000,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.78% 3/7/19, VRDN (a)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.83% 3/7/19, VRDN (a)	200,000	200,000
Delaware, New Jersey - 0.5%
Delaware River & Bay Auth. Rev. Series 2008, 1.52% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	2,050,000	2,050,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.84% 3/7/19, VRDN (a)	400,000	400,000
Series I, 1.84% 3/7/19, VRDN (a)	200,000	200,000
		600,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.94% 3/7/19, VRDN (a)	1,200,000	1,200,000
Series 2010 B1, 1.96% 3/7/19, VRDN (a)	2,050,000	2,050,000
		3,250,000
New Jersey - 24.8%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 1.15% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,400,000	1,400,000
New Jersey Econ. Dev. Auth. Rev. (Applewood Estates Proj.) Series 2005 B, 1.69% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	7,165,000	7,165,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.71% 3/7/19, LOC Bank of America NA, VRDN (a)	8,625,000	8,625,000
Series 2008 C, 1.71% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	13,995,000	13,995,000
(Barnabas Health Proj.) Series 2011 B, 1.4% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	7,445,000	7,445,000
(Meridian Health Sys. Proj.):
Series 2003 A, 1.71% 3/7/19, LOC JPMorgan Chase Bank, VRDN (a)	12,960,000	12,960,000
Series 2006 A5, 1.7% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.72% 3/7/19, LOC Wells Fargo Bank NA, VRDN (a)	5,380,000	5,380,000
(Virtua Health Proj.):
Series 2009 B, 0.9% 3/1/19, LOC JPMorgan Chase Bank, VRDN (a)	24,350,000	24,350,000
Series 2009 C, 0.91% 3/1/19, LOC JPMorgan Chase Bank, VRDN (a)	7,510,000	7,510,000
Series 2009 D, 1.51% 3/7/19, LOC TD Banknorth, NA, VRDN (a)	14,200,000	14,200,000
Series 2014 B, 1.6% 3/7/19, LOC TD Banknorth, NA, VRDN(a)	7,720,000	7,720,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 1.15% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN (a)	450,000	450,000
(Exxon Mobil Proj.) Series 1989, 1.14% 3/1/19 (Exxon Mobil Corp. Guaranteed), VRDN(a)	800,000	800,000
		113,575,000
New York And New Jersey - 3.0%
Port Auth. of New York & New Jersey:
Series 1992 2, 1.79% 4/1/19, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 1.79% 4/1/19, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 1.79% 4/1/19, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.85% 3/7/19, VRDN (a)	100,000	100,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.8% 3/7/19, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.85% 3/7/19, VRDN (a)	200,000	200,000
		400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $137,975,000)		137,975,000

Tender Option Bond - 24.2%
California - 0.6%
California Gen. Oblig. Participating VRDN Series 15 XF0129, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	935,000	935,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
		2,635,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500,000	500,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.87%, tender 5/2/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.78% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	300,000	300,000
		400,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Montana - 0.2%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,030,000	1,030,000
New Jersey - 13.3%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 09 49, 1.78% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,400,000	2,400,000
Hudson County Impt. Auth. Participating VRDN:
Series 16 ZF0450, 1.78% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
Series Floaters XG 02 22, 1.73% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	200,000	200,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600,000	4,600,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series Floaters XF 25 38, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,810,000	2,810,000
Series Floaters XG 01 68, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series Floaters XL 00 52, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,525,000	5,525,000
Series Floaters XX 10 91, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,410,000	4,410,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 1.7% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 1.59% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,170,000	1,170,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XG 02 00, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,300,000	3,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,625,000	2,625,000
Series Floaters XG 02 05, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500,000	4,500,000
Series Floaters XG 02 24, 1.74% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	6,000,000	6,000,000
Series Floaters XX 10 93, 1.76% 3/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300,000	2,300,000
Ocean County Gen. Oblig. Participating VRDN Series Floaters XF 27 07, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	860,000	860,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
Union County Impt. Auth. Rev. Participating VRDN:
Series Floaters XG 02 21, 1.73% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	800,000	800,000
Series XG 00 57, 1.84% 3/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,960,000	5,960,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	535,000	535,000
		60,595,000
New York And New Jersey - 9.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series 16 XF2211, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,400,000	4,400,000
Series Floaters XF 05 62, 1.79% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	175,000	175,000
Series Floaters XF 05 65, 1.76% 3/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	800,000	800,000
Series Floaters XF 06 97, 1.77% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	600,000	600,000
Series Floaters XF 26 00, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	12,160,000	12,160,000
Series Floaters XF 27 61, 1.74% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,600,000	5,600,000
Series Floaters XM 05 05, 1.77% 3/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,800,000	2,800,000
Series Floaters ZF 26 87, 1.75% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	520,000	520,000
Series Floaters ZM 04 10, 1.77% 3/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,755,000	1,755,000
Series MS 3249, 1.77% 3/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series ROC II R 14077, 1.75% 3/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,600,000	5,600,000
		43,910,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.86% 3/7/19 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
		600,000
Pennsylvania - 0.0%
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $110,770,000)		110,770,000

Other Municipal Security - 32.3%
Guam - 0.2%
Guam Gov't. Ltd. Oblig. Rev. Bonds Series 2009 A, 5.625% 12/1/19 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,029,468
Georgia - 0.0%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.84%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	200,000	200,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.75% tender 3/6/19, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 3/21/19, CP mode	700,000	700,000
Series 1992, 1.85% tender 3/27/19, CP mode	100,000	100,000
		800,000
New Jersey - 29.4%
Avalon Borough Gen. Oblig. BAN Series 2019, 3% 2/14/20	2,500,000	2,524,207
Bergen County Gen. Oblig.:
BAN Series 2018 B, 3.25% 12/12/19	2,550,000	2,575,978
Bonds Series 2013 A, 4% 10/15/19	325,000	329,531
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	4,300,000	4,322,734
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,000,000	2,002,475
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 1, 3.25% 11/26/19	1,500,000	1,512,385
Series 2018 A, 3% 4/22/19	250,000	250,418
Camden County BAN Series 2018 A, 3% 10/23/19	4,595,000	4,623,019
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	4,900,000	4,919,265
Cranbury Township Gen. Oblig. BAN Series 2018, 2.75% 5/23/19	1,000,000	1,001,584
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	3,200,000	3,211,874
East Hanover Township BAN Series 2018 A, 2.75% 8/16/19	1,000,000	1,004,701
East Windsor Township Gen. Oblig. BAN Series 2018, 3.5% 12/6/19	2,000,000	2,018,748
Edgewater Gen. Oblig. BAN Series 2018, 4% 7/19/19	590,000	595,214
Fairfield Township BAN Series 2018:
3% 6/12/19	2,775,000	2,783,763
3.5% 12/3/19	2,700,000	2,724,225
Fairview Gen. Oblig. BAN Series 2018, 3% 8/30/19	1,400,000	1,407,051
Haddonfield BAN Series 2018, 2.75% 6/21/19	2,000,000	2,004,780
Hamilton Township Mercer County BAN Series 2018, 3% 5/21/19	1,000,000	1,002,929
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	4,200,000	4,213,258
Hoboken Gen. Oblig. BAN Series 2019 A, 3% 3/5/20 (e)	2,200,000	2,222,594
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	1,700,000	1,701,953
3% 4/5/19	1,100,000	1,101,163
Hudson County Gen. Oblig.:
BAN Series 2018, 4% 12/10/19	5,760,000	5,851,757
Bonds Series 2011, 5% 5/1/19	300,000	301,699
Jackson Township Gen. Oblig. BAN Series 2019 A, 3.25% 2/13/20	2,667,321	2,697,543
Middlesex County Gen. Oblig. BAN Series 2018, 3% 6/11/19	2,225,000	2,233,023
Montclair Township Gen. Oblig. BAN Series 2018, 3.5% 11/1/19	2,400,000	2,421,442
Morristown Gen. Oblig. BAN Series 2019, 3% 5/21/19	2,600,000	2,605,899
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	3,600,000	3,600,540
New Jersey Ctfs. of Prtn. Bonds Series 2009, 5% 6/15/19 (Pre-Refunded to 6/15/19 @ 100)	300,000	302,824
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	10,975,000	10,975,000
New Jersey Edl. Facilities Auth. Rev. Bonds:
Series 2009 B, 7.5% 6/1/19 (Pre-Refunded to 6/1/19 @ 100)	1,000,000	1,014,524
Series D, 5.25% 7/1/19	3,000,000	3,037,188
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2011 A, 5% 7/1/19 (Escrowed to Maturity)	2,485,000	2,512,684
North Caldwell Gen. Oblig. BAN Series 2018, 3% 10/22/19	3,300,000	3,318,088
Ocean City Gen. Oblig. BAN Series 2018, 2.75% 6/13/19	1,450,000	1,453,386
Oradell BAN Series 2018, 3% 4/5/19	2,700,000	2,702,897
Point Pleasant Beach Gen. Oblig. BAN Series 2018, 2.75% 8/2/19	3,100,000	3,110,899
Rutgers State Univ. Rev. Bonds Series F:
5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	1,040,000	1,045,945
5% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	650,000	653,716
Somerset County Gen. Oblig. BAN Series 2018, 3% 9/16/19	5,799,000	5,832,479
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	2,275,000	2,281,793
Springfield Township Gen. Oblig. BAN:
Series 2018:
3% 8/2/19	3,300,000	3,315,441
3.5% 11/1/19	1,700,000	1,714,409
Series 2019, 3% 9/27/19	2,804,102	2,818,160
Stone Hbr. BAN Series 2018, 3% 11/1/19	2,700,000	2,716,148
Union County Gen. Oblig.:
BAN Series 2018, 3% 6/21/19	9,505,000	9,537,943
Bonds:
Series 2014 B, 3% 3/1/19	1,750,000	1,750,000
Series 2018 A, 2% 3/1/19	590,000	590,000
Verona Township Gen. Oblig. BAN Series 2019, 3% 3/6/20	2,272,500	2,294,930
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	1,800,000	1,806,341
		134,550,547
Pennsylvania, New Jersey - 0.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Bonds Series 2010 D, 5% 1/1/20 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,054,916
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.431%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	500,000	500,068
New York And New Jersey - 1.8%
Port Auth. of New York & New Jersey Series B:
1.4% 3/27/19, CP	3,000,000	3,000,000
1.55% 4/3/19, CP	2,000,000	2,000,000
1.75% 4/17/19, CP	1,000,000	1,000,000
1.77% 3/6/19, CP	2,100,000	2,100,000
		8,100,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.401%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	400,000	400,068
TOTAL OTHER MUNICIPAL SECURITY
(Cost $147,935,067)		147,935,067
	Shares	Value

Investment Company - 13.6%
Fidelity Tax-Free Cash Central Fund, 1.75% (f)(g)
(Cost $62,110,841)	62,105,853	62,110,841
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $458,790,908)		458,790,908
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,208,219)
NET ASSETS - 100%		$457,582,689

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,130,000 or 3.7% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$500,000
Dignity Health Participating VRDN Series 17 04, 1.86% 4/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 12/7/18	$1,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$200,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$1,030,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$300,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 4/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$100,000
Port Auth. of New York & New Jersey Series 1992 2, 1.79% 4/1/19, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 1.79% 4/1/19, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 1.79% 4/1/19, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$219,630
Total	$219,630

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019